CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

SUPPLEMENT DATED APRIL 21, 2017,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JANUARY 1, 2017

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI. To the extent that the following information is inconsistent with that contained in the SAI, this supplement supersedes the SAI.

Effective immediately, the following replaces the information in the Interested Trustees portion of the Trustee and Officers table under Trustee and Officers of the Trust beginning on page 36 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INTERESTED TRUSTEE
Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President Investment Officer	Since April 2017 August 2015-April 2017	Head of Manager Solutions, Morgan Stanley (2015-present); Head of IAR/GIMA, Morgan Stanley (2011- present).	10	None

In addition, effective immediately, the following replaces the information in the Officers portion of the Trustee and Officers table under Trustee and Officers of the Trust beginning on page 37 of the SAI:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

OFFICERS

Francis Smith Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer (“CFO”) and Treasurer	Since 2014	Managing Director 2017 – Present; Executive Director, Morgan Stanley (2001-2017); Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Eric Metallo Morgan Stanley 485 Lexington Ave, 11th Floor New York, NY 10017 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); Senior Vice President and Associate General Counsel, Pine Bridge Investments (2011-2014).

Philip Stack Morgan Stanley 2000 Westchester Avenue, 3rd Floor Purchase, NY 10577 Birth Year: 1964	Chief Compliance Officer	Since 2013	Executive Director, Morgan Stanley (2015-Present); Vice President, Morgan Stanley (2013-2015); Vice President Corporate Audit Group – Compliance, Morgan Stanley (2012-2013).

Sara Cetron Morgan Stanley 2000 Westchester Avenue, 2nd Floor Purchase, NY 10577 Birth Year: 1980	Chief Administrative Officer	Since March 2017	Vice President, Morgan Stanley (2015-present); Vice President, Platform Management, Barclays Capital, Inc. (2008-2015)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Executive Director and Head of Portfolio Operations, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); Head of Strategy and Development- Global Investment Solutions, Morgan Stanley (2013-2015); Overlay Portfolio Manager, Morgan Stanley (2009-2013)

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Brian Mulley Morgan Stanley 522 Fifth Avenue, 11th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Matthew Rizzo Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1970	Investment Officer	Since August 2015	Executive Director, Manager Solutions, Morgan Stanley (2015- present); Head of Investment Strategy and Content, Morgan Stanley (2012-2015).

Sukru Saman Morgan Stanley 522 5th Avenue, 12th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2013-present); Due Diligence Analyst, Morgan Stanley Wealth Management (2009-2013)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Managing Director, Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present); Chief Investment Officer, Bank of America/Merrill Lynch (2011-2013).

Drew Soffer Morgan Stanley Delaware Corporate Center II 2 Righter Parkway, 3rd Floor Wilmington, DE 19803 Birth Year: 1967	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2011-present)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Anthony Scaturro Morgan Stanley 485 Lexington Ave, 11th Floor New York, NY 10017 Birth Year: 1974	Anti-Money Laundering (“AML”) Compliance Officer	Since August 2015	Executive Director, AML Compliance Officer, Morgan Stanley (2014-present); Field Compliance Officer, Morgan Stanley (2009-2014)

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-present); Director, Morgan Stanley (2012-present); Managing Director, Director of National Sales and Business Development, Morgan Stanley (2011-2012).

Katen Rubeo Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1983	Product Management Officer	Since May 2016	Head of Strategic Initiatives for Consulting Group and Practice Management, Morgan Stanley (2016-Present); Head of Business Control for Consulting Group, Morgan Stanley (2015-2016); Head of Consulting Group Advisor, Morgan Stanley (2011-2015)

Steven Ross Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present); Vice President, Morgan Stanley (2005-2013)

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (1997-present)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Vice President, Morgan Stanley (2013-present); Vice President, First Trust Portfolios (2009-2013)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Practice Lead for Portfolio Compliance, Fund Administration, BBH&Co. (2015-present); Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE